Asset Retirement Obligations (Changes to AROs) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Asset Retirement Obligations [Line Items]
AROs, Beginning balance		$ 2,432	[1]	$ 2,485
Obligations incurred during the period		20		37
Obligations settled during the period		(159)		(214)
Revisions in estimated cash flows		120	[2]	7
Accretion		119		117
AROs, Ending balance	[1]	2,532		2,432
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
AROs, Beginning balance		1,365		1,443
Obligations incurred during the period		14		11
Obligations settled during the period		(119)		(152)
Revisions in estimated cash flows		120	[2]	(1)
Accretion		65		64
AROs, Ending balance		1,445		1,365
Dominion Energy Gas Holdings, LLC
Asset Retirement Obligations [Line Items]
AROs, Beginning balance		85	[3]	83
Obligations incurred during the period		3		1
Obligations settled during the period		(6)		(4)
Accretion		6		5
AROs, Ending balance	[3]	$ 88		$ 85

[1]	Includes $263 million and $282 million reported in other current liabilities at December 31, 2017, and 2018, respectively.
[2]	Reflects future ash pond and landfill closure costs at certain utility generation facilities. See Note 22 for further information.
[3]	Includes $76 million and $74 million reported in other deferred credits and other liabilities, with the remainder recorded in other current liabilities, at December 31, 2017 and 2018, respectively.